Putnam Investments
One Post Office Square
Boston, MA 02109
October 3, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Arizona Tax Exempt Income Fund (Reg. Nos. (33-37992) (811-06258)
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
Putnam Massachusetts Tax Exempt Income Fund (Reg. Nos. (33-5416) (811-04518)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam Michigan Tax Exempt Income Fund (Reg. Nos. (33-8923) (811-04529)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam Minnesota Tax Exempt Income Fund (Reg. Nos. (33-8916) (811-04527)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam New Jersey Tax Exempt Income Fund (Reg. Nos. (33-32550) (811-05977)
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
Putnam Ohio Tax Exempt Income Fund (Reg. Nos. (33-8924) (811-04528)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam Pennsylvania Tax Exempt Income Fund (Reg. Nos. (33-28321) (811-05802)
Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
(collectively, the “Amendments”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendment referenced above to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 25, 2008.

Comments or questions concerning this certificate may be directed to AnneMarie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam Arizona Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund

By:	/s/ Charles E. Porter

Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Ropes & Gray